Available-For-Sale Marketable Securities	12 Months Ended
Dec. 31, 2012
Available-For-Sale Marketable Securities [Abstract]
Available-For-Sale Marketable Securities
Note 9 -          AVAILABLE-FOR-SALE MARKETABLE SECURITIES

In 2012 the Company invested approximately $51,000 in available-for-sale marketable securities.

As of December 31, 2012, the fair value, amortized cost and gross unrealized holding gains and losses of such securities were as follows:

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$12,428	192	-	$12,620
Corporate debentures - fix and floating interest rate	36,901	594	(4)	37,441
	$49,329	786	(4)	$50,111

The contractual maturities of the available-for-sale marketable securities in future years are as follows:

December 31, 2012
2014	$1,810
2015	9,735
2016	18,016
2017	13,659
2018 and after	2,920
$46,140

As of December 31, 2012, interest receivable amounted to $537, included in other receivables.